Fair Value of Assets (Detail) - Short Term Investments $ in Thousands	Dec. 31, 2020 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short term investments	$ 150,150
Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short term investments	$ 150,150